Earnings Per Share - Schedule of Earnings Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Basic loss per share
Total basic loss per share attributable to the ordinary equity holders of the Company	$ (0.15)	$ (0.05)	$ (0.15)
(b) Diluted loss per share
Total diluted loss per share attributable to the ordinary equity holders of the Company	$ (0.15)	$ (0.05)	$ (0.15)